Note 4 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Property and equipment, gross	$ 38,550,925	$ 38,741,003
Less accumulated amortization and depreciation	(31,669,568)	(31,601,387)
Property and equipment, net	6,881,357	7,139,616
Land and Land Improvements [Member]
Property and equipment, gross	3,148,834	3,148,834
Building and Building Improvements [Member]
Property and equipment, gross	8,305,039	8,305,039
Machinery and Equipment [Member]
Property and equipment, gross	26,032,752	26,185,346
Furniture and Fixtures [Member]
Property and equipment, gross	902,012	902,012
Construction in Progress [Member]
Property and equipment, gross	$ 162,288	$ 199,772